Convertible Notes Payable (Details)	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Convertible Notes Payable Details
Convertible Notes Payable	$ 1,115,000	$ 597,500
Convertible notes of term in years minimum	0
Convertible notes of term in years maximum	2
Convertible notes interest rate minimum	6.00%
Convertible notes interest rate maximum	12.00%
Discount	$ (381,747)
Total	733,253	597,500
Amortization of the Discount	172,594	26,762
Interst Expense	$ 222,127	$ 0
Conversion Rate Minmimum	1.00%
Conversion Rate Maximum	50.00%